Derivative Financial Instruments (Details 3) (Derivatives designated as hedging instruments and firm commitments, Derivatives in Cash Flow Hedging Relationship, USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair values of derivative financial instruments
Liability Derivatives		$ 9,462	$ 13,402
Interest rate cap | Other assets
Fair values of derivative financial instruments
Asset Derivatives		25	35
Interest rate collar | Other long-term liabilities
Fair values of derivative financial instruments
Liability Derivatives			1,868
Interest rate swaps | Other long-term liabilities
Fair values of derivative financial instruments
Liability Derivatives	$ 6,927	$ 9,462	$ 11,534